SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation) (Details) - Fair Value, Recurring - Warrants Liability - Level 3 - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning of the year	$ 499	$ 413	$ 389
Additions	18,427	0	0
Change in fair value	1,616	86	24
Conversion of Legacy Innovid Warrants on the Closing of the Transaction	(5,080)	0	0
End of the year	$ 15,462	$ 499	$ 413